Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2015	Aug. 31, 2014
Current assets:
Cash and cash equivalents	$ 8,095	$ 3,423
Marketable securities		24,579
Prepaid expenses	$ 477	633
Accounts receivable	$ 577	370
Inventories		$ 84
Assets held for sale	$ 474
Other current assets	143	$ 240
Total current assets	9,766	29,329
Property and equipment, net	1,258	2,996
Other assets	98	99
Total long-term assets	1,356	3,095
Total assets	11,122	32,424
Current liabilities:
Accounts payable and accrued expenses	4,402	4,278
Billings in excess of costs	802	356
Deferred rent	$ 18	18
Current portion of long-term debt		70
Total current liabilities	$ 5,222	4,722
Deferred rent	56	$ 75
Common stock warrant liabilities	$ 1,631
Long-term debt, net of current portion		$ 18
Total liabilities	$ 6,909	$ 4,815
Commitments and contingencies
Stockholders' equity:
Common Stock, $0.01 par value; 240,000,000 shares authorized; 8,830,700 shares issued and outstanding at August 31, 2015; 6,024,108 shares issued and outstanding at August 31,2014	$ 88	$ 60
Additional paid-in capital	335,424	332,049
Accumulated other comprehensive loss	762	(595)
Accumulated deficit	(332,061)	(303,905)
Total stockholders' equity	4,213	27,609
Total liabilities and stockholders' equity	$ 11,122	$ 32,424